Lease Obligations (Tables)	12 Months Ended
Dec. 31, 2014
Schedule of Future Minimum Lease Payments for Capital Leases [Table Text Block]
December 31,

2015	238
2016	206
2017	130
2018	36
Total minimum lease payments	610
Less: amount representing interest	(37)
Present value of minimum lease payments	573
Less: current portion	(217)
Long-term portion	355

Schedule of Future Minimum Rental Payments for Operating Leases [Table Text Block]
	France	Japan

2015	297	128
2016	297	97
2017	272	90
2018	-	30
Total	866	345